UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Wellseley Income Fund
Schedule of Investments
December 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (7.2%)

Agency Bonds and Notes (4.2%)
(1)Federal Farm Credit Bank	4.875	1/17/2017	75,000	76,640
(1)Federal Home Loan Bank	4.375	3/17/2010	100,000	101,688
(1)Federal Home Loan Bank	5.500	7/15/2036	100,000	108,850
(1)Federal Home Loan Mortgage Corp.	7.000	3/15/2010	75,000	80,380
(1)Federal Home Loan Mortgage Corp.	4.500	1/15/2015	50,000	50,824
(1)Federal National Mortgage Assn.	5.125	7/13/2009	50,000	51,110
(1)Federal National Mortgage Assn.	7.125	6/15/2010	50,000	54,125
(1)Tennessee Valley Auth.	4.375	6/15/2015	35,000	35,062

				558,679

Mortgage-Backed Securities (3.0%)
(1,2)Federal National Mortgage Assn.	4.500	12/1/2033-10/1/2036	101,377	96,283
(1,2)Federal National Mortgage Assn.	5.500	5/1/2033-2/1/2035	46,578	46,648
(1,2)Federal National Mortgage Assn.	6.000	10/1/2035-12/1/2036	65,935	67,022
(2)Government National Mortgage Assn.	6.000	6/15/2031-4/15/2037	186,837	191,363

				401,316

Total U.S. Government and Agency Obligations
(Cost $936,769)				959,995

Corporate Bonds (44.8%)
Asset-Backed Securities (0.2%)
(2)Citibank Credit Card Issuance Trust	4.550	6/20/2017	15,000	14,321
(2)Connecticut RRB Special Purpose Trust	6.210	12/30/2011	12,870	13,379

				27,700

Finance (18.6%)
Banking (10.6%)
Associates Corp. of North America	6.250	11/1/2008	25,000	25,252
BB&T Corp.	6.500	8/1/2011	25,000	26,131
BB&T Corp.	4.750	10/1/2012	16,000	15,662
BB&T Corp.	5.250	11/1/2019	19,000	17,870
Banc One Corp.	7.750	7/15/2025	25,000	28,798
Bank of America Corp.	3.250	8/15/2008	14,750	14,569
Bank of America Corp.	3.375	2/17/2009	27,000	26,734
Bank of America Corp.	4.875	1/15/2013	43,100	43,843
Bank of America Corp.	5.375	6/15/2014	25,525	25,939
Bank of America Corp.	5.625	10/14/2016	22,500	22,619
Citicorp	6.650	12/15/2010	25,000	26,801
Citigroup, Inc.	4.125	2/22/2010	12,000	11,908
Citigroup, Inc.	6.500	1/18/2011	10,000	10,427
Citigroup, Inc.	6.625	6/15/2032	9,000	8,871
Citigroup, Inc.	6.000	10/31/2033	15,000	14,181
Citigroup, Inc.	5.850	12/11/2034	15,000	13,901
Citigroup, Inc.	6.125	8/25/2036	50,000	47,046
Credit Suisse First Boston USA, Inc.	4.625	1/15/2008	21,300	21,305
Credit Suisse First Boston USA, Inc.	6.500	1/15/2012	18,800	19,932
Credit Suisse First Boston USA, Inc.	5.125	1/15/2014	23,825	23,531
Credit Suisse First Boston USA, Inc.	4.875	1/15/2015	32,500	31,815
Credit Suisse First Boston USA, Inc.	7.125	7/15/2032	13,300	14,849
Fifth Third Bank	4.200	2/23/2010	33,000	32,754
(3)HBOS Treasury Services PLC	4.000	9/15/2009	10,000	9,881
(3)HBOS Treasury Services PLC	6.000	11/1/2033	19,000	17,342
HSBC Bank USA	4.625	4/1/2014	13,100	12,483
HSBC Bank USA	5.875	11/1/2034	21,000	19,454
HSBC Holdings PLC	7.625	5/17/2032	15,800	17,409
HSBC Holdings PLC	6.500	5/2/2036	22,000	21,482
Huntington National Bank	4.375	1/15/2010	16,000	15,819
J.P. Morgan, Inc.	5.750	10/15/2008	20,000	20,053
J.P. Morgan, Inc.	6.250	1/15/2009	20,000	20,267
JPMorgan Chase & Co.	3.500	3/15/2009	12,000	11,853
JPMorgan Chase & Co.	5.750	1/2/2013	14,000	14,312
JPMorgan Chase & Co.	5.125	9/15/2014	9,665	9,497
Mellon Funding Corp.	5.000	12/1/2014	12,000	11,816
(3)Mizuho Finance (Cayman)	5.790	4/15/2014	32,000	33,282
(3)National Australia Bank	4.800	4/6/2010	21,000	21,324
National City Bank	5.800	6/7/2017	50,000	47,435
National City Bank of Pennsylvania	7.250	10/21/2011	22,000	23,187
National Westminster Bank PLC	7.375	10/1/2009	29,825	31,100
Northern Trust Co.	4.600	2/1/2013	10,000	9,676
PNC Bank NA	5.250	1/15/2017	16,000	15,112
Regions Financial Corp.	7.000	3/1/2011	25,000	26,280
Republic New York Corp.	5.875	10/15/2008	15,000	15,071
Royal Bank of Canada	5.650	7/20/2011	20,000	20,793
Royal Bank of Scotland Group PLC	6.400	4/1/2009	14,000	14,304
Royal Bank of Scotland Group PLC	5.000	10/1/2014	18,975	18,283
Sanwa Bank Ltd.	7.400	6/15/2011	22,000	23,690
State Street Corp.	5.375	4/30/2017	55,500	53,984
SunTrust Banks, Inc.	6.375	4/1/2011	15,000	15,601
UFJ Finance Aruba AEC	6.750	7/15/2013	20,000	21,525
US Bank NA	3.900	8/15/2008	20,000	19,784
US Bank NA	6.375	8/1/2011	25,000	26,322
US Bank NA	4.950	10/30/2014	12,400	12,135
Wachovia Bank NA	4.800	11/1/2014	19,640	18,847
Wachovia Corp.	6.000	10/30/2008	15,000	15,132
Wachovia Corp.	4.875	2/15/2014	19,250	18,270
Wachovia Corp.	6.605	10/1/2025	15,000	15,170
Washington Mutual, Inc.	5.250	9/15/2017	38,000	31,792
Wells Fargo & Co.	3.500	4/4/2008	17,000	16,928
Wells Fargo & Co.	3.125	4/1/2009	12,400	12,193
Wells Fargo Bank NA	7.550	6/21/2010	25,000	26,738
Wells Fargo Bank NA	5.950	8/26/2036	25,000	23,891
Wells Fargo Financial	5.500	8/1/2012	34,100	35,350
World Savings Bank, FSB	4.125	3/10/2008	20,000	19,964
World Savings Bank, FSB	4.125	12/15/2009	16,000	15,882
Brokerage (2.2%)
Bear Stearns Co., Inc.	3.250	3/25/2009	15,500	15,050
Goldman Sachs Group, Inc.	3.875	1/15/2009	30,000	29,765
Goldman Sachs Group, Inc.	5.250	10/15/2013	29,400	29,650
Goldman Sachs Group, Inc.	6.125	2/15/2033	20,000	19,821
Goldman Sachs Group, Inc.	6.450	5/1/2036	25,000	23,590
Lehman Brothers Holdings, Inc.	4.800	3/13/2014	15,000	14,313
Merrill Lynch & Co., Inc.	4.125	1/15/2009	27,125	26,867
Merrill Lynch & Co., Inc.	5.000	2/3/2014	15,000	14,394
Merrill Lynch & Co., Inc.	6.110	1/29/2037	30,000	26,481
Morgan Stanley Dean Witter	3.875	1/15/2009	36,000	35,660
Morgan Stanley Dean Witter	5.300	3/1/2013	37,925	37,673
Morgan Stanley Dean Witter	7.250	4/1/2032	27,100	29,753
Finance Companies (1.8%)
American Express Centurion Bank	4.375	7/30/2009	11,500	11,457
American Express Co.	5.500	9/12/2016	25,000	24,766
American Express Co.	6.150	8/28/2017	35,000	35,797
American General Finance Corp.	4.000	3/15/2011	12,000	11,470
General Electric Capital Corp.	7.375	1/19/2010	10,000	10,584
General Electric Capital Corp.	8.125	5/15/2012	10,000	11,278
General Electric Capital Corp.	5.450	1/15/2013	25,550	26,437
General Electric Capital Corp.	6.750	3/15/2032	75,000	84,990
HSBC Finance Corp.	4.750	7/15/2013	12,225	11,822
International Lease Finance Corp.	5.400	2/15/2012	20,000	20,184
Insurance (3.4%)
ACE INA Holdings, Inc.	5.700	2/15/2017	15,000	14,804
AXA Financial, Inc.	6.500	4/1/2008	10,000	10,023
Allstate Corp.	7.500	6/15/2013	20,000	22,563
Allstate Life Global Funding	4.250	2/26/2010	13,000	12,953
American International Group, Inc.	4.250	5/15/2013	14,250	13,656
American International Group, Inc.	6.250	5/1/2036	15,000	15,067
Berkshire Hathaway Finance Corp.	4.125	1/15/2010	48,255	48,239
Genworth Financial, Inc.	5.125	3/15/2011	17,635	17,918
Genworth Financial, Inc.	5.750	5/15/2013	10,000	10,374
Hartford Financial Services Group, Inc.	5.500	10/15/2016	16,665	16,282
Hartford Financial Services Group, Inc.	6.100	10/1/2041	26,000	24,363
(3)Liberty Mutual Insurance Co.	8.500	5/15/2025	21,665	24,393
MBIA, Inc.	7.000	12/15/2025	19,500	18,518
(3)MetLife Global Funding I	4.625	8/19/2010	15,000	15,018
(3)MetLife Global Funding I	5.750	7/25/2011	15,000	15,511
(3)Metropolitan Life Insurance Co.	7.800	11/1/2025	25,000	29,081
(3)New York Life Insurance	5.875	5/15/2033	44,785	43,124
Principal Life Income Funding	5.125	3/1/2011	18,895	19,308
Prudential Financial, Inc.	5.800	6/15/2012	29,165	29,738
Prudential Financial, Inc.	5.100	9/20/2014	12,000	11,617
Prudential Financial, Inc.	4.750	6/13/2015	21,000	19,614
UnitedHealth Group, Inc.	5.375	3/15/2016	16,000	15,676
XL Capital Ltd.	5.250	9/15/2014	16,000	15,441
Real Estate Investment Trusts (0.4%)
Brandywine Operating Partnership	5.750	4/1/2012	10,030	10,030
Health Care Property Investors, Inc.	6.000	1/30/2017	20,000	18,856
Simon Property Group Inc.	5.875	3/1/2017	25,000	24,205
Other (0.2%)
(3)SovRisc BV	4.625	10/31/2008	25,000	25,246

				2,518,871

Industrial (20.6%)
Basic Industry (1.7%)
Alcan, Inc.	4.875	9/15/2012	10,500	10,403
Alcan, Inc.	4.500	5/15/2013	22,300	21,680
Alcoa, Inc.	5.720	2/23/2019	33,663	32,858
Alcoa, Inc.	5.870	2/23/2022	11,337	10,929
BHP Billiton Finance	4.800	4/15/2013	33,500	32,513
Dow Chemical Co.	5.750	12/15/2008	50,000	50,357
E.I. du Pont de Nemours & Co.	4.125	3/6/2013	27,200	26,321
Monsanto Co.	5.500	7/30/2035	15,000	14,615
Praxair, Inc.	6.375	4/1/2012	25,000	26,791
Capital Goods (2.2%)
Boeing Co.	6.625	2/15/2038	20,950	23,443
Caterpillar Financial Services Corp.	2.700	7/15/2008	11,800	11,677
Caterpillar, Inc.	6.950	5/1/2042	15,000	16,787
General Dynamics Corp.	4.250	5/15/2013	41,100	39,855
Illinois Tool Works, Inc.	5.750	3/1/2009	25,000	25,426
John Deere Capital Corp.	4.625	4/15/2009	15,000	15,016
John Deere Capital Corp.	7.000	3/15/2012	25,000	27,098
Minnesota Mining & Manufacturing Corp.	6.375	2/15/2028	25,000	27,688
PACTIV Corp.	8.125	6/15/2017	20,000	22,818
(3)Siemens Financieringsmat	5.750	10/17/2016	25,000	25,365
Tyco International Group SA	6.000	11/15/2013	20,800	21,431
United Technologies Corp.	7.125	11/15/2010	25,000	26,865
United Technologies Corp.	4.875	5/1/2015	15,000	14,780
Communications (6.8%)
AT&T Inc.	6.250	3/15/2011	15,500	16,193
AT&T Inc.	6.500	9/1/2037	50,000	52,969
AT&T Wireless	8.750	3/1/2031	27,000	34,820
BellSouth Corp.	6.000	10/15/2011	31,000	32,272
BellSouth Corp.	6.000	11/15/2034	34,000	32,832
Chesapeake & Potomac Telephone Co.	7.875	1/15/2022	16,000	18,105
Comcast Cable Communications, Inc.	6.750	1/30/2011	10,000	10,456
Comcast Corp.	5.300	1/15/2014	21,000	20,642
Comcast Corp.	6.450	3/15/2037	20,000	20,221
Comcast Corp.	6.950	8/15/2037	50,000	53,730
(3)Cox Communications, Inc.	5.875	12/1/2016	40,000	39,693
Deutsche Telekom International Finance	8.250	6/15/2030	50,000	62,222
France Telecom	7.750	3/1/2011	24,000	25,959
France Telecom	8.500	3/1/2031	50,000	65,033
GTE California Inc.	6.700	9/1/2009	25,000	25,762
Gannett Co., Inc.	6.375	4/1/2012	25,000	25,913
Michigan Bell Telephone Co.	7.850	1/15/2022	25,000	29,119
New Jersey Bell Telephone Co.	8.000	6/1/2022	14,585	16,704
News America Inc.	6.200	12/15/2034	11,000	10,698
Sprint Capital Corp.	8.750	3/15/2032	50,000	56,219
Telefonica Europe BV	7.750	9/15/2010	25,000	26,668
Time Warner Cable Inc.	5.850	5/1/2017	80,000	80,526
Verizon Communications Corp.	5.500	4/1/2017	50,000	50,585
Verizon Global Funding Corp.	4.375	6/1/2013	14,500	13,956
Verizon Virginia, Inc.	4.625	3/15/2013	10,800	10,402
Viacom Inc.	7.700	7/30/2010	26,740	28,405
Washington Post Co.	5.500	2/15/2009	50,000	50,004
Consumer Cyclicals (2.1%)
CVS Corp.	4.875	9/15/2014	12,000	11,495
CVS Corp.	6.125	8/15/2016	25,000	25,566
CVS Corp.	5.750	6/1/2017	25,000	25,258
Lowe's Cos., Inc.	5.000	10/15/2015	28,125	26,837
McDonald's Corp.	5.750	3/1/2012	10,000	10,551
Target Corp.	6.350	1/15/2011	16,500	17,294
Target Corp.	5.875	3/1/2012	31,000	32,124
The Walt Disney Co.	5.625	9/15/2016	20,000	20,592
Time Warner, Inc.	6.875	5/1/2012	10,000	10,538
Time Warner, Inc.	5.875	11/15/2016	50,000	49,616
Wal-Mart Stores, Inc.	6.875	8/10/2009	50,000	52,050
Consumer Noncyclicals (4.8%)
Abbott Laboratories	4.350	3/15/2014	20,000	19,275
Anheuser-Busch Cos., Inc.	6.000	4/15/2011	31,125	32,479
AstraZeneca PLC	5.900	9/15/2017	50,000	52,531
Becton, Dickinson & Co.	4.550	4/15/2013	25,900	25,841
Bestfoods	6.625	4/15/2028	25,000	26,861
(3)Cargill Inc.	6.125	9/15/2036	22,000	20,486
(3)Cargill Inc.	6.625	9/15/2037	42,830	42,602
Clorox Co.	4.200	1/15/2010	14,535	14,334
Coca-Cola Co.	5.750	3/15/2011	45,000	47,016
Coca-Cola Co.	5.350	11/15/2017	50,000	51,475
Coca-Cola Enterprises Inc.	5.750	11/1/2008	25,000	25,249
Eli Lilly & Co.	6.000	3/15/2012	10,000	10,568
Eli Lilly & Co.	5.500	3/15/2027	20,000	19,523
GlaxoSmithKline Capital Inc.	4.375	4/15/2014	10,000	9,731
GlaxoSmithKline Capital Inc.	5.375	4/15/2034	16,055	15,107
Johnson & Johnson	3.800	5/15/2013	19,895	19,285
Johnson & Johnson	6.730	11/15/2023	15,000	17,115
Kimberly-Clark Corp.	6.250	7/15/2018	25,000	26,511
Kraft Foods, Inc.	5.625	11/1/2011	22,625	23,087
Pepsico, Inc.	5.150	5/15/2012	50,000	51,916
Procter & Gamble Co.	6.450	1/15/2026	25,000	27,648
Procter & Gamble Co.	5.550	3/5/2037	25,000	25,269
(2)Procter & Gamble Co. ESOP	9.360	1/1/2021	23,790	30,406
Schering-Plough Corp.	5.550	12/1/2013	16,985	17,209
Energy (1.5%)
Burlington Resources, Inc.	6.500	12/1/2011	25,000	26,887
ChevronTexaco Corp.	8.625	4/1/2032	25,000	35,977
ConocoPhillips Canada	5.625	10/15/2016	25,000	25,888
Devon Financing Corp.	7.875	9/30/2031	15,000	17,961
Encana Corp.	6.500	8/15/2034	15,000	15,276
Halliburton Co.	5.500	10/15/2010	15,400	15,905
Phillips Petroleum Co.	7.000	3/30/2029	11,500	13,303
Suncor Energy, Inc.	5.950	12/1/2034	28,000	27,283
Valero Energy Corp.	7.500	4/15/2032	16,600	18,339
Technology (0.8%)
Cisco Systems Inc.	5.250	2/22/2011	18,200	18,639
Hewlett-Packard Co.	3.625	3/15/2008	10,800	10,769
International Business Machines Corp.	5.700	9/14/2017	41,710	43,289
International Business Machines Corp.	7.000	10/30/2025	25,000	27,725
Pitney Bowes, Inc.	4.750	5/15/2018	10,000	9,200
Transportation (0.1%)
Norfolk Southern Corp.	6.200	4/15/2009	15,000	15,310
Other (0.6%)
Dover Corp.	4.875	10/15/2015	20,000	19,171
Eaton Corp.	5.750	7/15/2012	15,600	16,058
Eaton Corp.	5.300	3/15/2017	20,000	19,450
Eaton Corp.	6.500	6/1/2025	10,000	10,246
Eaton Corp.	5.250	6/15/2035	14,500	12,497

				2,767,442

Utilities (5.4%)
Electric (5.3%)
Alabama Power Co.	5.550	2/1/2017	11,765	12,114
Baltimore Gas & Electric Co.	5.900	10/1/2016	15,000	15,042
Consolidated Edison Co. of New York	5.625	7/1/2012	16,205	16,675
Consolidated Edison Co. of New York	4.875	2/1/2013	9,700	9,681
Consolidated Edison Co. of New York	6.300	8/15/2037	50,000	51,954
Duke Energy Corp.	6.250	1/15/2012	20,000	21,090
(3)EDP Finance BV	6.000	2/2/2018	50,000	50,217
Exelon Corp.	6.750	5/1/2011	17,500	18,183
Florida Power & Light Co.	4.850	2/1/2013	12,000	12,082
Florida Power & Light Co.	6.200	6/1/2036	22,452	23,012
Florida Power Corp.	6.650	7/15/2011	25,000	26,446
Georgia Power Co.	5.700	6/1/2017	50,000	51,514
Indiana Michigan Power Co.	6.050	3/15/2037	20,000	18,914
MidAmerican Energy Holdings Co.	6.500	9/15/2037	35,000	37,078
NStar Electric Co.	4.875	10/15/2012	20,800	20,911
National Rural Utilities Cooperative Finance Corp.	7.250	3/1/2012	40,000	43,419
National Rural Utilities Cooperative Finance Corp.	4.750	3/1/2014	12,000	11,726
NiSource Finance Corp.	6.400	3/15/2018	50,000	49,783
Oklahoma Gas & Electric Co.	6.500	4/15/2028	10,000	10,623
PECO Energy Co.	4.750	10/1/2012	12,000	11,990
SCANA Corp.	6.875	5/15/2011	25,000	26,081
SCANA Corp.	6.250	2/1/2012	28,930	29,756
Southern California Edison Co.	5.000	1/15/2014	11,800	11,875
Southern Co.	5.300	1/15/2012	20,000	20,342
Southwestern Electric Power	5.550	1/15/2017	20,000	19,602
Virginia Electric & Power Co.	4.750	3/1/2013	16,350	15,985
Virginia Electric & Power Co.	5.950	9/15/2017	50,000	51,530
Wisconsin Electric Power Co.	5.700	12/1/2036	13,825	13,230
Wisconsin Power & Light Co.	5.700	10/15/2008	12,650	12,715
Natural Gas (0.1%)
(3)Duke Energy Field Services	6.450	11/3/2036	9,375	9,117

				722,687

Total Corporate Bonds
(Cost $5,992,239)				6,036,700

Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)

Asian Development Bank	4.500	9/4/2012	40,000	41,147
BK Nederlandse Gemeenten	6.000	3/26/2012	50,000	53,727
(3)Corporacion Nacional del Cobre	6.150	10/24/2036	18,710	18,413
European Investment Bank	4.000	3/3/2010	20,000	20,196
European Investment Bank	4.625	5/15/2014	54,000	54,555
European Investment Bank	4.625	10/20/2015	15,000	15,233
Export Development Canada	4.625	4/1/2010	50,000	51,456
Inter-American Development Bank	3.375	3/17/2008	30,000	29,998
International Bank for Reconstruction & Development	4.125	6/24/2009	11,800	11,877
Japan Bank International	4.750	5/25/2011	35,000	35,789
Kreditanstalt fur Wiederaufbau	3.375	1/23/2008	60,000	59,950
Kreditanstalt fur Wiederaufbau	3.500	3/14/2008	18,000	17,945
Kreditanstalt fur Wiederaufbau	4.125	10/15/2014	22,000	21,551
Landwirtschaftliche Rentenbank	4.125	7/15/2008	67,000	67,283
Oesterreichische Kontrollbank	4.500	3/9/2015	17,000	16,941
Province of Manitoba	4.450	4/12/2010	20,000	20,181
Province of New Brunswick	5.200	2/21/2017	30,000	31,587
Province of Ontario	5.000	10/18/2011	20,000	20,718
Province of Ontario	4.950	6/1/2012	50,000	51,966
Province of Ontario	5.125	7/17/2012	25,000	25,680
Province of Ontario	4.500	2/3/2015	40,000	39,983
Province of Quebec	6.125	1/22/2011	19,500	20,668
Province of Quebec	5.125	11/14/2016	20,000	20,570
Quebec Hydro Electric	6.300	5/11/2011	50,000	53,478

Total Sovereign Bonds
(Cost $785,269)				800,892

Taxable Municipal Bonds (3.0%)

Illinois (Taxable Pension) GO	4.950	6/1/2023	21,275	21,106
Illinois (Taxable Pension) GO	5.100	6/1/2033	135,000	130,017
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425	2/15/2029	46,080	56,313
North Carolina Duke Univ. Rev.	5.850	4/1/2037	62,165	64,822
Oregon School Board Assn.	4.759	6/30/2028	15,000	13,899
President and Fellows of Harvard College	6.300	10/1/2037	68,000	72,783
Southern California Public Power Auth.	6.930	5/15/2017	30,000	34,409
Wisconsin Public Service Rev.	5.700	5/1/2026	9,000	9,401

Total Taxable Municipal Bonds
(Cost $394,341)				402,750

Common Stocks (35.3%)			Shares

Consumer Discretionary (0.3%)
McDonald's Corp.			694,500	40,913

Consumer Staples (4.2%)
Altria Group, Inc.			2,090,900	158,030
Kellogg Co.			2,306,600	120,935
Kimberly-Clark Corp.			1,446,800	100,321
General Mills, Inc.			1,243,500	70,879
Kraft Foods Inc.			1,446,885	47,212
ConAgra Foods, Inc.			1,739,500	41,383
Diageo PLC ADR			308,700	26,496

				565,256

Energy (5.7%)
Chevron Corp.			2,873,000	268,137
ConocoPhillips Co.			2,716,000	239,823
ExxonMobil Corp.			1,631,626	152,867
Royal Dutch Shell PLC ADR Class B			688,756	57,167
Total SA ADR			662,600	54,731

				772,725

Financials (8.6%)
Bank of America Corp.			5,183,788	213,883
U.S. Bancorp			5,113,400	162,299
PNC Financial Services Group			2,180,800	143,169
JPMorgan Chase & Co.			2,543,900	111,041
UBS AG (New York Shares)			2,031,800	93,463
Host Hotels & Resorts Inc. REIT			3,941,700	67,166
Wells Fargo & Co.			2,217,700	66,952
Lloyds TSB Group PLC			6,813,906	64,006
The Chubb Corp.			1,155,700	63,078
The Allstate Corp.			1,189,300	62,117
Wachovia Corp.			1,529,300	58,159
Bank of New York Mellon Corp.			953,800	46,507

				1,151,840

Health Care (2.3%)
Abbott Laboratories			1,510,600	84,820
Bristol-Myers Squibb Co.			2,548,100	67,576
Wyeth			1,509,600	66,709
GlaxoSmithKline PLC ADR			940,000	47,367
Eli Lilly & Co.			823,300	43,956

				310,428

Industrials (2.3%)
General Electric Co.			6,531,700	242,130
Waste Management, Inc.			1,365,300	44,604
R.R. Donnelley & Sons Co.			708,500	26,739

				313,473

Materials (3.4%)
Dow Chemical Co.			2,883,500	113,667
E.I. du Pont de Nemours & Co.			2,559,400	112,844
PPG Industries, Inc.			1,116,500	78,412
Air Products & Chemicals, Inc.			720,400	71,053
Packaging Corp. of America			2,026,200	57,139
International Paper Co.			633,750	20,521

				453,636

Telecommunication Services (3.7%)
AT&T Inc.			5,836,080	242,547
Verizon Communications Inc.			3,910,100	170,832
Telefonica SA			2,000,000	64,724
Chunghwa Telecom Co., Ltd. ADR			1,310,900	25,527

				503,630

Utilities (4.8%)
FPL Group, Inc.			3,649,700	247,377
Southern Co.			2,436,800	94,426
Consolidated Edison Inc.			1,894,200	92,532
Dominion Resources, Inc.			1,238,500	58,767
American Electric Power Co., Inc.			1,225,600	57,064
Exelon Corp.			581,100	47,441
SCANA Corp.			1,076,400	45,370

				642,977

Total Common Stocks
(Cost $3,656,308)				4,754,878

			Face
			Amount
			($000)

Temporary Cash Investments (2.9%)

Repurchase Agreement (1.4%)
Lehman Brothers Holdings, Inc.
(Dated 12/31/2007, Repurchase Value $183,125,000
collateralized by U.S. Treasury Bond 6.250%, 8/15/2023)	1.000	1/2/2008	183,115	183,115

U.S. Government Obligation (1.5%)
U.S. Treasury Bill	3.092%-3.158%	6/5/2008	200,000	197,226

Total Temporary Cash Investments
(Cost $380,434)				380,341

Total Investments (99.2%)
(Cost $12,145,360)				13,335,556

Other Assets and Liabilities-Net (0.8%)				108,843

Net Assets (100%)				13,444,399

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $440,095,000, representing 3.3% of net assets.
ADR — American Depositary Receipt.
GO — General Obligation Bond.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At December 31, 2007, the cost of investment securities for tax purposes was $12,145,360,000. Net unrealized appreciation of investment securities for tax purposes was $1,190,196,000, consisting of unrealized gains of $1,343,992,000 on securities that had risen in value since their purchase and $153,796,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.